LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	12 Months Ended
Dec. 31, 2014
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

NOTE 8:-      LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

Banks and others

	Annual interest
	rate at
	December 31	December 31,
	2014	2014	2013

	%	US Dollars in thousands
Linkage terms
U.S. dollar	5.89 - 8.56	403	615
NIS - not linked	6	128	225
Euro	2.17 - 3.86	659	454
NIS - linked to the Prime rate	P+0.9	1,157	68
U.S. dollar linked to Libor	4-4.5	-	720

		2,347	2,082
Less - current maturities (banks and others)		(509)	(670)

		1,838	1,412

Minimum future payments at December 31, 2014 due under the long-term (including capital lease) debt are as follows:

Long-term loan

First year	509
Second year	674
Third year	460
Forth year	420
Fifth year and thereafter	284

2,347

Long-term debt (excluding current maturities) includes capital leases in the amounts of $308 and $ 892 for the years ended December 31, 2014 and 2013, respectively.

For the year ended December 31, 2013 and onward, the Company's banks require the Company to maintain certain financial covenants. In April 2014, the Company signed a new financial undertakings letter, with one of the banks and in May 2014 with the other bank effective for the financial statements for the year ended December 31, 2013 and onward, pursuant to which it is required to maintain: (i) adjusted shareholders' equity equal to the greater of $ 4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. For this purpose, adjusted shareholders' equity excludes certain intangible and other assets. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. As of December 31, 2014, the Company was in compliance with such covenants.

As to pledges securing the loans, see Note 10a.